Employee Benefit Plan - Narrative (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Contribution Plan Disclosure [Line Items]
Employer contribution	$ 153	$ 110	$ 101
Up to 3% of Employee's Compensation [Member]
Defined Contribution Plan Disclosure [Line Items]
Employer match percentage	100.00%
Percent of employee's salary for employer match	3.00%
Between 3% and 5% of Employee's Compensation [Member]
Defined Contribution Plan Disclosure [Line Items]
Employer match percentage	50.00%
Between 3% and 5% of Employee's Compensation [Member] | Minimum [Member]
Defined Contribution Plan Disclosure [Line Items]
Percent of employee's salary for employer match	3.00%
Between 3% and 5% of Employee's Compensation [Member] | Maximum [Member]
Defined Contribution Plan Disclosure [Line Items]
Percent of employee's salary for employer match	5.00%